Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 144,629,055	$ 134,068,317	$ 130,789,405
Cost of revenues	(99,833,630)	(86,972,132)	(86,444,589)
Gross profit	44,795,425	47,096,185	44,344,816
Operating expenses:
Selling expenses	(19,672,532)	(19,550,604)	(19,691,729)
General and administrative expenses	(4,379,642)	(4,075,896)	(4,006,282)
Research and development expenses	(4,973,452)	(4,250,451)	(4,105,172)
Total operating expenses	(29,025,626)	(27,876,951)	(27,803,183)
Other income (expenses):
Interest income	179,412	178,758	244,416
Interest expenses	(1,064,745)	(995,345)	(83,516)
Other income, net	58,766	208,908	122,240
Other expense, net	(2,839,598)	(2,111,109)	(1,762,251)
Exchange loss	(3,298)	(11,651)	(55,654)
Total other expenses, net	(3,669,463)	(2,730,439)	(1,534,765)
Income before income tax	12,100,336	16,488,795	15,006,868
Income tax expenses	(850,633)	(2,478,882)	(3,812,884)
Net income	11,249,703	14,009,913	11,193,984
Comprehensive income
Foreign currency translation adjustments, net of tax	4,188,370	3,831,082	10,312,615
Comprehensive income	$ 15,438,073	$ 17,840,995	$ 21,506,599
Earnings per share, basic (in Dollars per share)	$ 0.23	$ 0.29	$ 0.23
Earnings per share - diluted (in Dollars per share)	$ 0.23	$ 0.29	$ 0.23
Weighted average number of shares (in Shares)	48,175,620	47,973,428	47,973,428